Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB HIGH INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2017